Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) vessel m³	Dec. 31, 2023 USD ($) vessel m³	Dec. 31, 2022 vessel m³	Dec. 31, 2018	Dec. 01, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel		5	5
Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification		$ 1,600	$ 1,600
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification		$ 1,100	$ 1,100
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)		30.00%			30.00%	30.00%
number of newbuildings on order | vessel		0
Exmar LPG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)		50.00%
number of newbuildings on order | vessel		6		2
Volume of vessels (in cubic meter) | m³		45,000	45,000	45,000
Exmar LPG Joint Venture | Ammonia capable dual-fueled
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel		2	2
Volume of vessels (in cubic meter) | m³		45,000
Consolidated Entities
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount	$ 1,200,000
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		$ 59,200
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Two		245,000
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Three		643,200
Construction [Member] | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		11,300
Equity Method Investee
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount		249,200
Unrecorded Unconditional Purchase Obligation, to be Paid, Year One		91,900
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Two		87,000
Building | Bahrain LNG Joint Venture | Seapeak LLC
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities		$ 7,200